Stock-Based Compensation (Details) - Schedule of summarizes the activity related to RSUs	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of Summarizes the Activity Related to Rsus [Abstract]
Restricted Stock Units, Unvested balance at beginning of the period | shares	1,551,033
Weighted Average Grant Date Fair Value, Unvested balance at beginning of the period | $ / shares	$ 6.52
Restricted Stock Units, Granted | shares	414,582
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.13
Restricted Stock Units, Vested | shares	(860,169)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 6.12
Restricted Stock Units, Forfeited | shares	(52,001)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 7.62
Restricted Stock Units, Unvested balance at ending of the period | shares	1,053,445
Weighted Average Grant Date Fair Value, Unvested balance at ending of the period | $ / shares	$ 4.67